January 4, 2005



Securities and Exchange Commission
250 Fifth Street, N.W.
Washington, D.C. 20549


Re:    Unified Series Trust
       File Nos. 333-100654 and 811-21237
       Rule 497(j) Certification

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Unified Series Trust (the "Trust") hereby certifies that (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 26) to the Trust's Registration Statement, and (2) the text of the most recent Post-Effective Amendment has been filed electronically.

     If you have any questions or would like further information, please call me at (317)917-7000 ext. 7425.


                                                  Very truly yours,



                                                  /s/ Freddie Jacobs, Jr.
                                                  -----------------------
                                                  Freddie Jacobs, Jr.
                                                  Secretary